Income taxes - Schedule of effective income tax rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax expense at statutory rate	21.00%	35.00%	35.00%
State income tax, net of federal benefit (as a percent)	6.00%	5.00%	5.00%
Permanent differences (as a percent)	(0.10%)	(0.70%)	0.00%
Stock-based compensation (as a percent)	(2.80%)	(1.90%)	(2.60%)
Research credits (as a percent)	2.60%	2.20%	1.90%
Other, net (as a percent)	(1.60%)	(1.30%)	(0.10%)
Payroll tax credit election (as a percent)	(1.10%)	(0.70%)	0.00%
Change in valuation allowance (as a percent)	(24.00%)	(1.10%)	(39.20%)
Deferred rate change	0.00%	(36.50%)	0.00%
Effective tax rate	0.00%	0.00%	0.00%